Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2024
Personnel Expenses [Abstract]
Summary of Personnel Expenses

	2024	2023	2022
	€	€	€
Wages and salaries	(25,805,171)	(18,746,645)	(13,408,411)
Pension charges	(1,572,233)	(1,156,028)	(803,460)
Other social security charges	(3,064,955)	(1,880,767)	(1,258,275)
Share-based payments	(16,208,533)	(10,663,226)	(11,349,200)
	(46,650,892)	(32,446,666)	(26,819,346)